Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material to the financial statements. The more significant estimates and assumptions by management include among others; the valuation allowance of deferred tax assets resulting from net operating losses and the valuation of options on the Company’s common stock.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of amounts held in financial institutions that are immediately available to the Company. The funds are maintained at stable financial institutions, generally at amounts in excess of federally insured limits. Cash equivalents include money market funds and held-to-maturity securities with a maturity date of 90 days or less. As of September 30, 2019, cash and cash equivalents consisted of bank deposits, cash and investments in money market funds. The Company has not realized any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions at which those deposits are held.

Cash and Cash Equivalents

Cash consists of amounts held in financial institutions and consists of immediately available fund balances. The funds are maintained at stable financial institutions, generally at amounts in excess of federally insured limits. Cash equivalents include money market funds and held-to-maturity securities with a maturity date of 90 days or less. As of December 31, 2018, cash and cash equivalents consisted of bank deposits, cash and investments in money market funds and held-to-maturity securities. The Company has not realized any losses.

Investments in Marketable Securities

Investments in Marketable Securities

Investments in marketable securities are held in a custodial account at a financial institution and managed by the Company’s capital advisors based on the Company’s investment guidelines. All of the Company’s investments in marketable securities are classified as available-for-sale debt securities and are carried at fair value. Interest on these securities, as well as the amortization of discounts and premiums, is included in interest income in the statements of operations. The unrealized gains and losses on these securities are excluded from earnings and reported in other comprehensive income until realized, except when the declines in value are considered to be other than temporary. Other than temporary impairment losses related to credit losses are considered to be realized losses. When available-for-sale debt securities are sold, the cost of the securities is specifically identified and is used to determine the realized gain or loss. Securities classified as current assets have maturity dates of less than or equal to one year from the balance sheet date.

Investment in Marketable Securities

Investment in Marketable Securities is held in a custodial account at a financial institution and managed by the Company’s capital advisors based on the Company’s investment guidelines. All of the Company’s investments in marketable securities are classified as available-for-sale debt securities and are carried at fair value. Interest on these securities, as well as the amortization of discounts and premiums, is included in interest income in the Statements of Operations. The unrealized gains and losses on these securities are excluded from earnings and reported in other comprehensive income until realized, except when it considers declines in value to be other than temporary. Other than temporary impairment losses related to credit losses are considered to be realized losses. When available-for-sale debt securities are sold, the cost of the securities is specifically identified and is used to determine the realized gain or loss. Securities classified as current assets have maturity dates of less than or equal to one year from the balance sheet date.

Operating Leases

Operating Leases

The Company determines if a contract contains a lease at inception. The Company’s material operating lease relates to a single office space. Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent the Company’s right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental secured borrowing rates corresponding to the maturities of the leases. As the Company has no outstanding debt or committed credit facilities, secured or otherwise, the Company estimates this rate based on prevailing financial market conditions, comparable company and credit analysis, and management judgment.

The Company’s leases typically contain rent escalations over the lease term. The Company recognize expense for these leases on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce the Company’s right-of-use (“ROU”) asset related to the lease. These are amortized through the ROU asset as reductions of expense over the lease term. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. The Company has no lease agreements with lease and non-lease components.

Related to the adoption of Topic 842, the Company’s policy elections were as follows:

Separation of lease and non-lease components	While the Company does not currently have any lease agreement with lease and non-lease components, the Company elected this expedient to account for lease and non-lease components as separate components.

Short-term policy	The Company has elected the short-term lease recognition exemption for all applicable classes of underlying assets. Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, are not recorded on the balance sheet.

Other information related to the Company’s leases is provided below.

Nine Months Ended September 30, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	86,234
Operating lease asset obtained in exchange for lease obligation:
Operating lease	$198,319
Remaining lease term
Operating lease	1.1 years
Discount rate
Operating lease	6.00%

Future payments under non-cancelable extended operating leases having initial or remaining terms of one year or more are as follows for the remaining fiscal year and thereafter:

Future minimum lease payments year ending December 31,
2019 (remaining)	$30,675
2020	103,254
Total future minimum lease payments, undiscounted	133,929
Less imputed interest	(4,581)
Present value of lease liabilities	$129,348

Operating lease liabilities reported as of September 30, 2019:
Operating lease liabilities-current	$119,074
Operating lease liabilities-non-current	10,274
Total	$129,348

Equity-linked Financial Instruments

Equity-linked Financial Instruments

The Company classifies outstanding common stock warrants with down-round features as equity, if the instrument would otherwise be classified in equity absent the down-round feature. The Company will recognize the value of a down-round feature when it is triggered and the warrant’s strike price has been adjusted downward, as a deemed dividend and reduction of income available to common stockholders in computing basic earnings per share.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method (see Note 4). Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to income. Maintenance and repairs are charged to expense as incurred while expenditures for refurbishments and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically assesses the impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, Property Plant and Equipment. When indicators of impairment are present, the Company evaluates the carrying value of these assets in relation to the operating performance of the business and future undiscounted cash flows expected to result from the use of these assets. No such impairments have been recognized during the years ended December 31, 2018 or 2017.

Clinical Trial and Pre-Clinical Study Accruals

Clinical Trial and Pre-Clinical Study Accruals

The Company makes estimates of accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known to it at that time. Accrued expenses for pre-clinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, clinical trial investigational sites, and other related vendors. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of milestones. In accruing service fees, management estimates the time period over which services will be performed and the level of effort to be expended in each period. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other information available to it. If the Company underestimates or overestimates the activity or fees associated with a study or service at a given point in time, adjustments to research and development expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred. Subsequent changes in estimates may result in a material change in the Company’s accruals.

Research and Development

Research and Development

The Company expenses the cost of research and development as incurred. Research and development expenses comprise costs incurred in performing research and development activities, including clinical trial costs, manufacturing costs for both clinical and pre-clinical materials as well as other contracted services, license fees, and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with ASC Topic 730, Research and Development.

Patent Costs

Patent Costs

The Company has no historical data to support a probable future economic benefit for the arising patent applications, filing and prosecution costs. Therefore, patent costs are expensed as incurred. Should the Company experience a legal cost to defend a patent in the future, that cost would be capitalized only when it is part of the cost of retaining and obtaining the future economic benefit of the patent. Costs related to an unsuccessful outcome would be expensed.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation cost for stock awards issued to employees, members of the Company’s board of directors and non-employees, is measured at the grant date based on the fair value of the award and is recognized as expense over the required service period, which is generally equal to the vesting period. Stock-based compensation is recognized only for those awards that are ultimately expected to vest. Common stock, stock options or warrants issued to non-employees, including consultants and members of the Company’s Scientific Advisory Board as consideration for goods or services received by the Company, are accounted for based on the fair value of the equity instruments issued unless the fair value consideration received can be more reliably measured. The fair value of stock options is determined using the Black-Scholes option-pricing model. The fair value of any options issued to non-employees is recorded as expense over the vesting period. See Note 8 for further information.

Fair Value Measurements

Fair Value Measurements

The fair value of the Company’s financial instruments reflects the amounts that it estimates it would receive in connection with the sale of an asset or pay in connection with the transfer of a liability in an orderly transaction between market participants at the measurement date (exit price). The Company discloses and recognizes the fair value of its assets and liabilities using a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the assets or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the year ended December 31, 2018.

A summary of the assets and liabilities carried at fair value in accordance with the hierarchy defined above is as follows:

	Fair Value Measurements Using
	Level 1	Level 2		Level 3		Total

December 31, 2018
Assets:
Cash and money market fund	$2,353,825	$	―	$	―	$2,353,825
Corporate debt securities	―		6,908,710		―	6,908,710
Commercial paper	―		2,979,213		―	2,979,213
Total assets	$2,353,825		$9,887,923	$	―	$12,241,748

The Company uses a market approach for determining the fair value of all its Level 1 and Level 2 money market funds and marketable securities. To value its money market funds, the Company values the funds at $1 stable net asset value, which is the market pricing convention for identical assets that the Company has the ability to access.

The investments are classified as available-for-sale debt securities. At December 31, 2018, the balance in the Company’s accumulated other comprehensive loss was comprised primarily of activity related to the Company’s available-for-sale debt securities and some activity related to held-to-maturity debt securities. There were no realized gains or losses recognized on the sale or maturity of available-for-sale debt securities for the years ended December 31, 2018 and as a result, the Company did not reclassify any amounts out of accumulated other comprehensive loss for the year. The Company has a limited number of available-for-sale debt securities in insignificant loss positions as of December 31, 2018, which the Company does not intend to sell and has concluded it will not be required to sell before recovery of the amortized cost for the investment at maturity.

The following table summarizes the available-for-sale debt securities at December 31, 2018:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities	$4,010,003	$27	$(463)	$4,009,567
Commercial paper	2,979,583	72	(442)	2,979,213
Total available-for-sale debt securities	$6,989,586	$99	$(905)	$6,988,780

Convertible Preferred Stock

Convertible Preferred Stock

The Company follows authoritative accounting guidance to distinguish liabilities from equity when assessing the classification and measurement of preferred stock. Preferred shares subject to mandatory redemptions are considered liabilities and measured at fair value. Conditionally redeemable preferred shares are considered temporary equity. All other preferred shares are considered as stockholders’ equity.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company’s financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company generally uses either the Black-Scholes option-pricing model or a Monte Carlo simulation, as applicable, to value the derivative instruments at inception and subsequent valuation dates when needed. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Accounting for Income Taxes

Accounting for Income Taxes

Deferred tax assets and liabilities are recognized for the expected future consequences of events that have been reflected in the financial statements. Deferred tax assets and liabilities are determined based on the differences between the book and tax basis of assets and liabilities and operating loss carryforwards, using tax rates expected to be in effect for the years in which the differences are expected to reverse. Such differences arise primarily from stock-based compensation and net operating loss carryforwards. The Company records a valuation allowance to reduce deferred income tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. Prior to September 15, 2008, the Company was a limited liability company and the Company’s tax losses and credits generally flowed directly to the members.

Net Loss Per Share

Net Loss Per Share

The Company determines basic loss per share and diluted loss per share in accordance with the provisions of Accounting Standards Codification (“ASC”) 260, “Earnings per Share.” Basic net loss per share was calculated by dividing net loss by the weighted-average common shares outstanding during the period. Diluted net loss per share was calculated by dividing net loss by the weighted-average common shares outstanding during the period using the treasury stock method or the two-class method, whichever is more dilutive. The potentially dilutive stock options issued under the 2015 Plan (described in Note 8), Series A, B and C Convertible Preferred Stock (described in Note 6) and warrants to purchase the Company’s common stock (described in Notes 6 and 7) were not considered in the computation of diluted net loss per share because they would be anti-dilutive.

Net Loss Per Share

The Company determines basic net loss per share and diluted net loss per share in accordance with the provisions of ASC 260, “Earnings per Share.” Basic net loss per share was calculated by dividing net loss by the weighted-average common shares outstanding during the period. Diluted net loss per share was calculated by dividing net loss by the weighted-average common shares outstanding during the period using the treasury stock method or the two-class method, whichever is more dilutive. The potentially dilutive stock options issued under the 2015 Stock Plan (described in Note 8), Series A, Series B and Series C Convertible Preferred Stock (described in Note 6) and warrants on the Company’s common stock (described in Notes 6 and 7) were not considered in the computation of diluted net loss per share because they would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the nine months ended September 30, 2019, comprehensive income consisted of unrealized gains on investments in available-for-sale debt securities. There were no unrealized gains (losses) on investments in available-for-sale debt securities and held-to-maturity debt securities for the nine months ended September 30, 2018.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive loss in the financial statements in the period in which they are recognized. Net income (loss) and other comprehensive loss, including foreign currency translation adjustments and unrealized gains and losses on investments are reported, net of their related tax effect, to arrive at a comprehensive loss. For the years ended December 31, 2018 and 2017, comprehensive loss comprised of unrealized losses on investments in available-for-sale debt securities and held-to-maturity debt securities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, an amendment that modifies the measurement recognition of credit losses for most financial assets and certain other instruments. The amendment updates the guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the “incurred loss” model with an “expected loss” model. Accordingly, these financial assets will be presented at the net amount expected to be collected. The amendment also requires that credit losses related to available-for-sale debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. The guidance is effective for public business entities that are SEC filers. The amendments in ASU No. 2016-13 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, an amendment to the accounting guidance on fair value measurements. The guidance modifies the disclosure requirements on fair value measurements, including the removal of disclosures of the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The guidance also adds certain disclosure requirements related to Level 3 fair value measurements. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU 2016-13) and also issued subsequent amendments to the initial guidance: ASU 2018-19, ASU 2019-04, and ASU 2019-05 (collectively, “Topic 326”). Topic 326 requires measurement and recognition of expected credit losses for financial assets held. The effective date and transition methodology for the amendments in Topic 326 are the same as in ASU 2016-13. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

Other accounting standard updates effective after September 30, 2019 are not expected to have a material impact on the Company’s financial statements.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). Under this guidance, an entity is required to recognize ROU assets and corresponding lease liabilities on its balance sheets and disclose key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842) Targeted Improvements, which provides for an alternative transition method by allowing companies to continue to use the legacy guidance in Topic 840, Leases, including its disclosure requirements, in the comparative periods presented in the year of adoption of the new leases standard and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption rather than the earliest period presented.

The Company will elect the available package of practical expedients, but not the hindsight practical expedient, and implemented internal controls to enable the preparation of financial information on adoption as of January 1, 2019.

The standard will have a material impact on the Company’s balance sheets but will not have an impact on its statements of operations. The most significant impact will be the recognition of a ROU asset and lease liability for the Company’s sole operating lease—the Company has no finance leases. Adoption of the standard will not require the Company to restate previously reported results as it will elect to apply a modified retrospective approach at the beginning of the period of adoption rather than at the beginning of the earliest comparative period presented.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), an amendment which modifies the measurement recognition of credit losses for most financial assets and certain other instruments. The amendment updates the guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the “incurred loss” model with an “expected loss” model. Accordingly, these financial assets will be presented at the net amount expected to be collected. The amendment also requires that credit losses related to available-for-sale debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. The guidance is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted for annual periods after December 15, 2018. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the passing of H.R. 1/Public Law No. 115-97, commonly known as the Tax Cuts and Jobs Act (the “Act”) and requires certain disclosures about stranded tax effects. The amendments in ASU No. 2018-02 are effective beginning in 2019, with early adoption permitted, and may be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. Federal corporate tax rate in the Act is recognized. The Company does not expect the adoption of this guidance will have an impact on its financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 Compensation—Stock Compensation, to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU No. 2018-07 supersedes Subtopic 505-50 Equity—Equity-Based Payments to Non-Employees. The amendments in ASU No. 2018-07 are effective for the Company beginning in 2020, with early adoption permitted, but no earlier than a company’s adoption date of Topic 606 Revenue from Contracts with Customers. The Company is currently assessing the impact and timing of adopting this guidance on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, an amendment to the accounting guidance on fair value measurements. The guidance modifies the disclosure requirements on fair value measurements, including the removal of disclosures of the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The guidance also adds certain disclosure requirements related to Level 3 fair value measurements. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company does not expect the adoption of this guidance will have a material impact on its financial statements.

In August 2018, the SEC adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheets must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This final rule is effective on November 5, 2018. However, as provided for by the SEC in Q&A 105.09, the Company will defer presenting its analysis of stockholders’ equity in its quarterly report in Form 10-Q until its quarter ended March 31, 2019. The Company does not expect the adoption of SEC Release No. 33-10532 to have a material impact on its financial position, results of operations or cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under this guidance, an entity is required to recognize ROU assets and corresponding lease liabilities on its balance sheets and disclose key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842) Targeted Improvements, which provides for an alternative transition method by allowing companies to continue to use the legacy guidance in Topic 840, Leases, including its disclosure requirements, in the comparative periods presented in the year of adoption of the new leases standard and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption rather than the earliest period presented.

The Company elected the available package of practical expedients, but not the hindsight practical expedient, and implemented internal controls to enable the preparation of financial information on adoption as of January 1, 2019.

The standard had a material impact on the Company’s condensed balance sheets, but did not have an impact on its statements of operations and comprehensive loss. The most significant impact was the recognition of a ROU asset and lease liability for the Company’s sole operating lease—the Company had no finance leases. Adoption of the standard did not require the Company to restate previously reported results as it elected to apply a modified retrospective approach at the beginning of the period of adoption rather than at the beginning of the earliest comparative period presented.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 Compensation—Stock Compensation, to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU No. 2018-07 supersedes Subtopic 505-50 Equity—Equity-Based Payments to Non-Employees. The amendments implemented by ASU No. 2018-07 are effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company adopted ASU 2018-07 on January 1, 2019 and it did not have a material effect on its results of operations, financial position or cash flows.

In August 2018, the SEC adopted final rules under SEC Release No. 33-10532, Disclosure Update and Simplification, amending certain SEC disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expanded the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheets must be provided in a note or separate statement. The analysis must present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. These final rules became effective on November 5, 2018, with issuers required to provide their analysis of stockholders’ equity in quarterly reports on Form 10-Q beginning with reports for the quarter ended March 31, 2019. The Company included the analysis of changes in stockholders’ equity in the interim period unaudited condensed financial statements for the quarter ended March 31, 2019, has included it in this Quarterly Report, and will continue to do so in the Company’s quarterly reports on Form 10-Q in the future. The Company adopted these SEC amendments on January 1, 2019 and it did not have a material impact on the Company’s financial position, results of operations, cash flows or stockholders’ equity.

Recently Adopted Accounting Pronouncements

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). The amendments in ASU 2016-01 address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The Company adopted ASU 2016-01 in the first quarter of 2018. The adoption of this new standard did not have a material impact on the Company’s financial statements.

On August 26, 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force (“ASU 2016-15”). The new guidance amends Accounting Standards Codification No. 230 (“ASC 230”) to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. ASC 230 lacks consistent principles for evaluating the classification of cash payments and receipts in the statement of cash flows. This has led to diversity in practice and, in certain circumstances, financial statement restatements. Therefore, the FASB issued ASU 2016-15 with the intent of reducing diversity in practice with respect to eight types of cash flows. ASU 2016-15 is effective for annual and interim periods in fiscal years beginning after December 15, 2017 and is effective for the Company for the year ending December 31, 2018. The Company adopted ASU 2016-15 on January 1, 2018 and it did not have a material impact on the Company’s financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features may no longer be required to be accounted classified as liabilities. A company will recognize the value of a down round feature only when it is triggered and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, such as warrants, an entity will treat the value of the effect of the down round, when triggered, as a dividend and a reduction of income available to common stockholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. The guidance in ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, and the guidance is to be applied using a full or modified retrospective approach. The Company adopted this guidance in the current quarter, effective October 1, 2017. As a result, the warrants issued on October 3, in connection with the October 2017 Public Offering, were equity-classified.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment,” or ASU 2017-04. ASU 2017-04 allows companies to apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The amendments of the ASU are effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company adopted this guidance as of October 1, 2018 and there was no impact on its financial statements.

In May 2017, the FASB issued ASU No. 2017-09, “Stock Compensation – Scope of Modification Accounting” or ASU 2017-09. ASU 2017-09 provides guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The new standard was effective for fiscal years beginning after December 15, 2017. The Company adopted the guidance effective January 1, 2018. There was no impact upon adoption.

In March 2018, the FASB issued ASU No. 2018-05, Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118, which amended various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118 (“SAB 118”). SAB 118 was issued by the SEC in December 2017 to provide immediate guidance for accounting implications of U.S. tax reform under the Act, which became effective for the Company on January 1, 2018. The Company has evaluated the potential impacts of SAB 118 and has applied this guidance to its financial statements and related disclosures in 2018. For additional information on SAB 118 and the impacts of the Act on the Company’s condensed financial statements and related disclosures, see Note 7. Income Taxes in the notes to the financial statements.